Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	Aptorum Group Ltd
Entity Central Index Key	0001734005
Trading Symbol	APM
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity a Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	6,537,269
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	22,437,754